UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.26% for Investor Shares and 4.34% for Admiral Shares. These results were about the same as those of the fund’s benchmark index, which returned 4.24%.
•	The U.S. economy continued to heal from its pandemic low, and vaccinations started reaching arms. Hard-hit sectors including hospitality, leisure, and travel began to revive, more workers returned to the labor force, and fiscal policy remained supportive. Bond yields rose as inflation proved less transitory than expected and prospects for monetary support from the Federal Reserve were tempered.
•	Compared with its benchmark index, the fund is more diversified and tilted more toward higher-quality investment-grade bonds. That strategy partially offset strong selection for the 12 months, as lower-quality municipal bonds outperformed.
•	Overall, the advisor kept the fund’s duration fairly steady during the first six months of the fiscal year but shortened it in the second half because of anticipated increases in interest rates and the strengthening economy.
•	For the decade ended November 30, 2021, the fund’s average annual return was 4.72% for Investor Shares and 4.81% for Admiral Shares, ahead of the 4.63% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.26% for Investor Shares and 4.34% for Admiral Shares. These results were about the same as those of the fund’s benchmark, the Bloomberg NJ Municipal Bond Index, which returned 4.24%.
The fund’s 30-day SEC yield fell 55 basis points to 1.38% for Admiral Shares. (A basis point is one hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
Shortly after the beginning of the fiscal year, the Food and Drug Administration gave emergency use authorization to COVID-19 vaccines from Pfizer-BioNTech and Moderna, helping lift the outlook for the economy, especially for sectors that had been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided relief to workers through enhanced unemployment benefits through September, kept short-term interest rates near zero, and continued to buy bonds to

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

keep borrowing costs low for households and businesses. Those efforts generally helped bring the unemployment rate down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the period. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
Yields of both Treasuries and municipal bonds rose over the 12 months. However, municipals outperformed as tax-exempt high-grade bond yields rose less, tightening municipal-Treasury ratios. Additionally, we saw credit spreads tighten on medium- and lower-quality credits.
State budget and credit environment
New Jersey adopted a $46.4 billion budget for fiscal 2022 by the June 30 deadline on a bipartisan basis. It reflects a substantial 15% increase from fiscal 2021 and is balanced through reserves, which were bolstered by the COVID-19 emergency general obligation deficit financing as well as higher-than-expected revenues.
The budget forecasts a $2.4 billion surplus, about 5% of total expenditures and above the 10-year average of 3%. For pensions, the budget fully funds the state’s actuarially determined contribution at 100% for the first time in more than two decades and one year ahead of the fiscal 2023 goal. Although no additional sources of revenue were adopted, revenue performance has been strongly outpacing the prior two years, and about $1.5 billion in one-time expenditures can be trimmed from subsequent budgets. However, the state will be challenged in the future to include new sustainable sources of revenue and/or expenditure cuts to offset continued growth in long-term liabilities.
Under the American Rescue Plan Act, New Jersey will receive $6.2 billion, and larger municipalities within the state will receive another $3.6 billion. The state has allocated about $2.4 billion of its portion to date to pandemic-relief efforts, including enhanced special education, rental and utility assistance, Level I trauma centers, school improvements, and expanded child care. The allocation includes a $200 million fund, which the governor is authorized to use unilaterally in amounts not to exceed $10 million.
New Jersey experienced credit outlook revisions during the fiscal year from each of the three rating agencies. In August, Standard & Poor’s revised the outlook to positive from stable at the BBB+ rating, and Fitch Ratings revised the outlook to positive from negative and affirmed the A- rating. Moody’s revised the outlook to positive from stable in July after a revision to stable from negative in April. Moody’s has maintained an A3 rating for New Jersey since March 2017.

The positive outlooks reflect the improved financial profile and responsible governance displayed through the commitments to pension funding, maintaining satisfactory reserves, and reducing debt. Federal stimulus and high vaccination rates have helped the state’s recovery from the pandemic. However, the muted labor market and a structural budget gap weigh on future performance.
Although the state exhibits a diverse economy in the central Northeast Corridor and has high resident wealth and education levels, the cost of living and doing business is very high. New Jersey has one of the highest property taxes in the nation and a large foreclosure inventory concentrated mainly in the southern section of the state, as well as some migration out of the state, particularly among college graduates and retirees, which could limit future economic performance and revenue growth. On the positive side, there has been a recent trend of pandemic-related movement to the suburbs from New York City, with many areas citing significant increases in property values in addition to statewide population growth of 5.7% since 2010.
The state typically issues debt between September and January following the finalization of the annual budget and before the budget process for the upcoming fiscal year. In 2021, New Jersey issued $2.25 billion of new debt to fund transportation and education projects.
During the 12 months, the state issued $1.5 billion of Transportation Trust Fund debt to refund prior issuances and $400 million of general obligation debt for library and school security improvements. These larger deals were well-received by investors.
Management of the fund
With rates remaining low and less volatile during 2021, we kept the fund’s average duration—a measure, expressed in years, of a portfolio’s sensitivity to changes in interest rates—close to neutral in the first half of the period and shortened it in the second half. We maintained a lower-quality bias throughout the year, at times trimming positions to increase richness.
Demand remained strong over the year. Supply was down about 30% in the New Jersey market. Vanguard participated in all major New Jersey bond issue deals over the year.
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
Although the pandemic will remain a critical factor in 2022, the outlook for macroeconomic policy will likely be more crucial. The removal of policy support poses a new challenge for policymakers and a source of risk for financial markets.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is not in the cards, we expect inflation to remain elevated across developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain the delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, a ripple effect could be reduced demand.
We expect the muni market to be driven largely by Fed policy and Treasury rates in the near term. Within munis, expansive fiscal support has made some issuers stronger, while others have papered over existing issues. We’ll aim to reflect that distinction in our positioning. Because muni valuations are currently rich, we will look for opportunities to add credit exposure as it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Adam M. Ferguson, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 17, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,008.50	$0.86
Admiral™ Shares	1,000.00	1,008.90	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New Jersey Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New Jersey Long-Term Tax-Exempt Fund Investor Shares	4.26%	5.73%	4.72%	$15,858
Bloomberg NJ Municipal Bond Index	4.24	5.70	4.63	15,728
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New Jersey Long-Term Tax-Exempt Fund Admiral Shares	4.34%	5.82%	4.81%	$79,957
Bloomberg NJ Municipal Bond Index	4.24	5.70	4.63	78,640
Bloomberg Municipal Bond Index	1.97	4.38	3.90	73,324
See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	5.0%
1 - 3 Years	3.2
3 - 5 Years	2.5
5 - 10 Years	13.9
10 - 20 Years	43.9
20 - 30 Years	28.8
Over 30 Years	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (90.7%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/22	170	172
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	157
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	194
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	227
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	243
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	270
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	255
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	200
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	204
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	203
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	208
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	173
[1]	Atlantic City Board of Education GO	4.000%	4/1/35	175	201
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,063
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,468
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,164
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	293
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	896
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,188
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,475
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	139
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	144
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	148
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	213
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	312
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	255
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	362
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	460
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	333

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	856
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	421
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	360
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	719
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	628
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,394
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,500	1,761
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,505
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,540
	Atlantic County NJ GO	2.000%	6/1/35	1,160	1,145
	Atlantic County NJ GO	2.000%	6/1/38	785	764
	Atlantic County NJ GO	2.000%	6/1/39	1,310	1,268
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,771
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,207
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,232
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/35	1,000	1,228
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	705
	Burlington NJ GO	3.000%	5/1/32	1,695	1,897
	Burlington NJ GO	3.000%	5/1/33	1,745	1,948
	Burlington NJ GO	3.000%	5/1/34	1,790	1,995
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,507
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,304
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,636
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,813
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,136
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,580
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,714
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,170
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,790
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,900
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,473
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	617
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	599
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	569

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	998
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,133
	Camden County NJ GO	3.000%	3/1/33	550	609
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,204
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,746
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,234
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,642
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,450	1,586
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/34	120	127
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,432
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	15,100
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	7,367
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,769
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	424
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	688
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	554
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	807
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	833
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,001
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	767
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	434
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	432
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,534
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	660
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	966
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	190
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	629
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	924
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	1,241
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,715	4,174
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	1,104
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,780
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	3,057
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,756
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,140
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	223
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	230

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	327
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	327
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	362
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	741
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	763
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	798
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	826
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,893
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,532
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	1,021
	Essex County NJ GO	2.000%	9/1/33	1,905	1,954
	Essex County NJ GO	2.000%	9/1/36	1,250	1,256
	Essex County NJ GO	2.000%	9/1/37	2,035	2,034
	Essex County NJ GO	4.000%	9/1/40	1,440	1,634
	Essex County NJ GO	4.000%	9/1/41	1,440	1,632
	Essex County NJ GO	4.000%	9/1/42	1,440	1,630
	Essex County NJ GO	4.000%	9/1/43	1,440	1,628
	Essex County NJ GO	4.000%	9/1/44	1,440	1,626
	Essex County NJ GO	4.000%	9/1/45	1,440	1,623
	Essex County NJ GO	4.000%	9/1/46	1,000	1,127
	Essex County NJ GO	2.000%	9/1/47	3,900	3,665
	Essex County NJ GO	4.000%	9/1/47	1,440	1,621
	Essex County NJ GO	4.000%	9/1/48	1,440	1,620
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,523
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,524
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,460
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,767
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,571
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,833
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,475
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,230
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,030
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,600
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	358
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,370
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	454
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,294
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	2,106

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,595
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	772
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	326
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,701
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	1,174
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,752
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,429
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	877
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	817
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	699
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,290
	Gloucester County Pollution Control Financing Authority Industrial Revenue VRDO	0.030%	12/1/21	8,760	8,760
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,206
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,984
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,495
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	8,387
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,242
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,233
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,229
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,224
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,220
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,215
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	5,383
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,796
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,721
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,718
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,733
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,482
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,783
	Hudson County NJ GO	2.000%	11/15/35	1,000	996
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,920
	Hudson County NJ GO	2.125%	11/15/37	1,000	996
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,527
	Hudson County NJ GO	2.375%	11/15/39	1,000	1,011

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County NJ GO	2.375%	11/15/40	1,000	1,009
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.030%	12/1/21	1,225	1,225
	Jersey City NJ GO	5.000%	11/1/31	510	624
	Jersey City NJ GO	5.000%	11/1/33	415	507
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,302
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,346
	Jersey City NJ GO	4.000%	11/1/36	1,765	2,028
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,216
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,850
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	986
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,066
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,129
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,839
	Mercer County NJ GO	0.050%	2/15/32	5,000	4,170
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/46	2,000	2,412
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	3,599
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,052
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	634
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,430
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	603
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,275
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	331
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,704
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	300
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	240
	Monmouth County NJ GO	5.000%	7/15/34	580	742
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,727
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,888
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,347
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,088
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,444
	Monroe Township NJ GO	5.000%	1/15/29	425	538
	Monroe Township NJ GO	5.000%	1/15/30	440	567
	Monroe Township NJ GO	5.000%	1/15/31	450	576
	Monroe Township NJ GO	5.000%	1/15/32	450	574
	Monroe Township NJ GO	5.000%	1/15/33	460	586
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,967
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,467
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,464
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,455
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,453
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	636
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	481
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	589
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	620
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,216
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,208
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	675
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,776
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	954
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,736

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,698
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,445	2,724
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	470	521
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,854
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,891
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	2,500	3,058
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	200	211
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,174
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,970	5,791
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,145	4,590
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	126
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	455	504
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,671
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	124
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,783
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,663
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,387
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	8,465
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,214
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,610	2,917
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,365
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	200	214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,269
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	2,009
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	343
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	815
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,785
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	8,289
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,583

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,805	10,775
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,818
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	5,920
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,830
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,858
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,307
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,810
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	4,128
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	785	891
[3,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	12/2/21	13,600	13,600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,181
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,150
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,404
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,437
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	387
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	408
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,971
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,264
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	789
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	780
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,886
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,435
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,530	1,590
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,250	2,412
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,322
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,632
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	391
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	5,106
	New Jersey Economic Development Authority Industrial Revenue (Exxon Project) VRDO	0.030%	12/1/21	2,830	2,830

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	292
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,807
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,577
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,142
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	1,485	1,657
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	7,378
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	6,143
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	434
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,487
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,446
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,249
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,250	1,428
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,430
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,874
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	730
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,949
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,911
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Projects)	4.000%	6/15/47	1,680	1,858
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,105
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,832
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	4,404
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	96
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,210
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,222
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,090
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	6,376
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,486
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,296
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,903

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	7,272
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	8,265
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,862
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,664
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	3,939
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,134
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,585	8,790
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	395	403
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,047
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,433
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	145
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,309
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	442
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	529
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	425
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,128
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,538
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	367
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	283
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,464
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,000	1,183
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,536
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,850	3,360
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	665
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,697
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	560
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,612
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,298

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	14,265	16,773
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,321
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,518
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	319
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,227
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,379
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,682
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,706
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,381
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	533
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	12,094
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	436
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,013
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,776
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,623
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	478
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,892
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,188
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,009
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,772
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,283
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	944
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,733
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	90
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	300	347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	713
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,757

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,397
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,465
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	1,169
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	2,014
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	926
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,088
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,378
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,426
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	2,328
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,115
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,381
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,767
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,482
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,964
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,314
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	11,338
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,944
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,609
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,458
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,502
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,922
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	531
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,448
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,150	2,516
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,355
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,091
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,575

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	10,134
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	7,220	8,901
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,077
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,554
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	2,035
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	3,099
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,492
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,615
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	13,063
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,251
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	222
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	207
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	341
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	507
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	361
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	362
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	327
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	359
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	382
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	245
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	450
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	889
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	359
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	832
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	296
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,072
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,688
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	12
	New Jersey GO	5.000%	6/1/24	5,000	5,561
	New Jersey GO	5.000%	6/1/25	5,000	5,760

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/26	5,000	5,928
	New Jersey GO	5.000%	6/1/27	6,000	7,295
	New Jersey GO	5.000%	6/1/28	6,000	7,452
	New Jersey GO	5.000%	6/1/29	6,000	7,614
	New Jersey GO	4.000%	6/1/31	8,000	9,840
	New Jersey GO	3.000%	6/1/32	4,770	5,433
	New Jersey GO	4.000%	6/1/32	12,000	14,917
	New Jersey GO	2.000%	6/1/33	1,500	1,498
	New Jersey GO	2.000%	6/1/34	2,500	2,489
	New Jersey GO	2.250%	6/1/34	2,785	2,812
	New Jersey GO	2.000%	6/1/35	1,500	1,489
	New Jersey GO	2.000%	6/1/36	1,500	1,483
	New Jersey GO	2.000%	6/1/37	1,500	1,476
	New Jersey GO	5.000%	6/1/41	2,500	3,023
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	5,307
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	3,191
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,918
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/2/21	1,100	1,100
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	5,077
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	212
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	77
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,376
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,423
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,838
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,178
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,570
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,630
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,438
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,292
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	5,910
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	939

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,958
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	2,123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	554
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,407
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	577
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,882
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,862
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,010
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,028
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,963
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,453
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,195	1,335
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,205
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,338
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,596
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,179
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,719

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,398
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	3,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,960
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,354
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,214
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,166
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,858
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	4,310
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,653
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,818
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	4,342
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,227
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	7,691
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,668
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,088
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	3,024
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	1,116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	2,054
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,395	1,682
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,668
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,901
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,250	7,379
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	1,145	1,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,395	1,679
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,125	1,214

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	18,075
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,380	1,657
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,327
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	4,900	5,541
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	18,585
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,626
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,013
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	15,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	19,746
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	69
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,000	3,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	2,431
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	5,000	5,332
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	4,271
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	9,042
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,470	17,233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,565	18,212
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	11,078
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	1,500	1,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	10,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	5,294
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	10,500	12,400
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,980
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,585
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	3,925	3,925

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	3,055	3,055
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/2/21	2,200	2,200
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/2/21	1,520	1,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	783
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	895
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,806
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,530
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,447
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,395	12,273
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	2,695	2,753
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,595	7,148
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,500	8,078
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,655
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	5,267
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	890	900
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	1,009
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,209
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	890	900
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,058
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	2,000	1,953
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	731
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	904
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,380
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	910
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,171
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	11,730	12,815

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	2,000	1,961
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	549
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	1,012
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	2,685
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	2,500	2,352
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	1,463
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,168
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	415
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,873
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,340	10,651
	New Jersey Rutgers State University College & University Revenue VRDO	0.030%	12/1/21	51,165	51,165
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,471
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	15,252
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,995
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	159
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,417
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,751
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,194
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,824

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	317
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.625%	6/15/30	1,075	1,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	8,000	9,385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,192
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	8,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	6,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	9,520	10,739
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	8,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	805	644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	4,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,253
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	890
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,993
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	2,080
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	60	44
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	125
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,914
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,910
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,845

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,965
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,835	4,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,547
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	3,016
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,161
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,370	4,961
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	859
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,650
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	4,129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	9,864
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	2,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	3,180	2,017
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	1,000	1,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,400	6,278
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	600	689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	6,735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	3,000	3,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,701
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,326
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	2,975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	450	482

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,020
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,600	1,713
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	462
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,560
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,101
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,590	3,978
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,010	1,111
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,778
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,944
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,630	3,886
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,485	1,575
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,304
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,235
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,232
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,230
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,228
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,137
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,336
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,899
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,099
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,800	2,093
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	1,063
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,448
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,156
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,508
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,725
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,412
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	6,843
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,718

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,780	5,113
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	6,256
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,100	4,569
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	7,000	7,942
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,399
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,695
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	912
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,860	3,007
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,514
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	6,731
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	1,080	704
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	316
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	98
[5,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	783
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	120
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,615
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,213
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	185
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,830
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,544
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,822
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	22
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,892
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,014
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,957
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,324
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,805
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	753
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,795
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,890
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	12,004
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,677
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,665	6,751
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	14,325
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	16,687
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	196
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,915
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	11,500	13,523
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	12/2/21	11,915	11,915
[2]	Newark Board of Education GO	5.000%	7/15/31	500	661
[2]	Newark Board of Education GO	5.000%	7/15/32	500	659
[2]	Newark Board of Education GO	5.000%	7/15/33	520	684
[2]	Newark Board of Education GO	4.000%	7/15/35	500	606
[2]	Newark Board of Education GO	4.000%	7/15/36	525	635

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Newark Board of Education GO	4.000%	7/15/37	450	543
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,458
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,670
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	3,254
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	2,526
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	2,461
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,970
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,575
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	438
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,149
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,874
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	2,122
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,443
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,595
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,600
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,467
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,543
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,947
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	821
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	134
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	152
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	161
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	166
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	825
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,214
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,454
	Passaic County NJ GO	3.000%	5/1/32	540	620
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,294
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,471
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,641
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,120
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,061
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	546
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,782
[2,8]	Perth Amboy NJ GO	5.000%	3/15/29	690	867
[2,8]	Perth Amboy NJ GO	5.000%	3/15/30	600	765
[2,8]	Perth Amboy NJ GO	5.000%	3/15/31	750	969
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,420
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,417
[2]	Salem County NJ GO	3.000%	6/15/33	270	288

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salem County NJ GO	2.000%	6/15/36	1,680	1,682
	Salem County NJ GO	2.000%	6/15/37	1,835	1,822
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,777
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,937
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,899
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	260
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	252
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,435
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	642
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	499
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	639
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	637
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	830
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	636
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	635
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	12,013
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,456
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	4,119
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	10,376
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,424
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	13,334
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,793
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,175
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,219
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,142
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,140
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,134
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	1,011
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	3,212
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,896
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,663
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,432
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,854
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,886
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,341
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,475
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,343
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,425
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,535
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,415
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,540
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,677
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,265	16,765

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	3,475	4,052
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	11,500	13,767
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,232
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,599
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,124
	Toms River Board of Education GO	3.000%	7/15/38	2,675	2,826
	Union City NJ GO	5.000%	11/1/23	1,060	1,146
[3,6]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	12/2/21	4,000	4,000
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	1,017
	West Deptford Township NJ GO	3.000%	2/15/30	645	706
	West Deptford Township NJ GO	3.000%	2/15/32	640	695
					2,500,324
Delaware (0.7%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,094
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,092
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,090
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,088
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,689
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,423
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,315
					19,791
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,239
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	231
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	130
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,247
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,480
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	100	104
					6,431
New York (4.1%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,050	1,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,462
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	7,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,763
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	5,723
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,567
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,712
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,736
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,194
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	5,389

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,565
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,807
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	1,114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,914
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,977
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,802
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,584
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,530	11,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,663
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,925
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	3,175
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,749
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,620
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,443
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,932
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	12/7/21	20	20
					114,429
Pennsylvania (3.1%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,873
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,727
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	172
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,938
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,210
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	171
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,477
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	221
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,730
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	196
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	3,036
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	189
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	270
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	213
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	14,396
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,542
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,194
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,276
	Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,780
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	13,123
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,249

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,862
Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,356
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,510	2,734
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	5,071
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	478
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,792
				84,276
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	430	413
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,461	7,237
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	79
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	445	148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,400	2,749
				14,058
Total Tax-Exempt Municipal Bonds (Cost $2,546,984)				2,739,309
Total Investments (99.3%) (Cost $2,546,984)				2,739,309
Other Assets and Liabilities—Net (0.7%)				18,457
Net Assets (100%)				2,757,766
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $37,702,000, representing 1.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $550,000 have been segregated as initial margin for open futures contracts.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	273	33,142	259

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(101)	(14,836)	(170)
Ultra Long U.S. Treasury Bond	March 2022	(45)	(9,025)	(296)
				(466)
				(207)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,546,984)	2,739,309
Investment in Vanguard	89
Cash	304
Receivables for Accrued Income	35,989
Receivables for Capital Shares Issued	2,224
Other Assets	102
Total Assets	2,778,017
Liabilities
Payables for Investment Securities Purchased	17,235
Payables for Capital Shares Redeemed	908
Payables for Distributions	1,757
Payables to Vanguard	111
Variation Margin Payable—Futures Contracts	240
Total Liabilities	20,251
Net Assets	2,757,766
At November 30, 2021, net assets consisted of:

Paid-in Capital	2,550,223
Total Distributable Earnings (Loss)	207,543
Net Assets	2,757,766

Investor Shares—Net Assets
Applicable to 23,921,298 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	304,964
Net Asset Value Per Share—Investor Shares	$12.75

Admiral Shares—Net Assets
Applicable to 192,397,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,452,802
Net Asset Value Per Share—Admiral Shares	$12.75

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	76,788
Total Income	76,788
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—Investor Shares	424
Management and Administrative—Admiral Shares	1,762
Marketing and Distribution—Investor Shares	24
Marketing and Distribution—Admiral Shares	77
Custodian Fees	18
Auditing Fees	31
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	48
Trustees’ Fees and Expenses	1
Total Expenses	2,666
Net Investment Income	74,122
Realized Net Gain (Loss)
Investment Securities Sold	17,767
Futures Contracts	(288)
Realized Net Gain (Loss)	17,479
Change in Unrealized Appreciation (Depreciation)
Investment Securities	19,720
Futures Contracts	(244)
Change in Unrealized Appreciation (Depreciation)	19,476
Net Increase (Decrease) in Net Assets Resulting from Operations	111,077

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,122	76,568
Realized Net Gain (Loss)	17,479	22,295
Change in Unrealized Appreciation (Depreciation)	19,476	18,602
Net Increase (Decrease) in Net Assets Resulting from Operations	111,077	117,465
Distributions
Investor Shares	(10,356)	(10,406)
Admiral Shares	(83,879)	(80,404)
Total Distributions	(94,235)	(90,810)
Capital Share Transactions
Investor Shares	22,395	(12,400)
Admiral Shares	169,771	36,111
Net Increase (Decrease) from Capital Share Transactions	192,166	23,711
Total Increase (Decrease)	209,008	50,366
Net Assets
Beginning of Period	2,548,758	2,498,392
End of Period	2,757,766	2,548,758

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.66	$12.49	$11.78	$12.09	$11.69
Investment Operations
Net Investment Income[1]	.342	.375	.402	.419	.425
Net Realized and Unrealized Gain (Loss) on Investments	.190	.242	.758	(.242)	.494
Total from Investment Operations	.532	.617	1.160	.177	.919
Distributions
Dividends from Net Investment Income	(.342)	(.375)	(.403)	(.420)	(.422)
Distributions from Realized Capital Gains	(.100)	(.072)	(.047)	(.067)	(.097)
Total Distributions	(.442)	(.447)	(.450)	(.487)	(.519)
Net Asset Value, End of Period	$12.75	$12.66	$12.49	$11.78	$12.09
Total Return[2]	4.26%	5.07%	10.00%	1.49%	8.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$305	$281	$290	$229	$235
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.68%	3.04%	3.28%	3.53%	3.57%
Portfolio Turnover Rate	23%	31%	12%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.66	$12.49	$11.78	$12.09	$11.69
Investment Operations
Net Investment Income[1]	.353	.385	.413	.429	.437
Net Realized and Unrealized Gain (Loss) on Investments	.189	.242	.757	(.242)	.494
Total from Investment Operations	.542	.627	1.170	.187	.931
Distributions
Dividends from Net Investment Income	(.352)	(.385)	(.413)	(.430)	(.434)
Distributions from Realized Capital Gains	(.100)	(.072)	(.047)	(.067)	(.097)
Total Distributions	(.452)	(.457)	(.460)	(.497)	(.531)
Net Asset Value, End of Period	$12.75	$12.66	$12.49	$11.78	$12.09
Total Return[2]	4.34%	5.16%	10.09%	1.57%	8.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,453	$2,268	$2,208	$1,865	$1,875
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.12%	3.36%	3.61%	3.67%
Portfolio Turnover Rate	23%	31%	12%	19%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New Jersey Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,739,309	—	2,739,309
Derivative Financial Instruments
Assets
Futures Contracts[1]	259	—	—	259
Liabilities
Futures Contracts[1]	466	—	—	466
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

New Jersey Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	283
Total Distributable Earnings (Loss)	(283)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,910
Undistributed Tax-Exempt Income	1,796
Undistributed Long-Term Gains	12,799
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	190,795
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	73,996	76,438
Ordinary Income*	1,092	1,508
Long-Term Capital Gains	19,147	12,864
Total	94,235	90,810
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,548,514
Gross Unrealized Appreciation	192,306
Gross Unrealized Depreciation	(1,511)
Net Unrealized Appreciation (Depreciation)	190,795

New Jersey Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2021, the fund purchased $812,457,000 of investment securities and sold $619,417,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $280,220,000 and sales were $177,930,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	106,289	8,319	111,379	9,049
Issued in Lieu of Cash Distributions	8,740	686	8,777	708
Redeemed	(92,634)	(7,253)	(132,556)	(10,816)
Net Increase (Decrease)—Investor Shares	22,395	1,752	(12,400)	(1,059)
Admiral Shares
Issued	358,099	28,037	380,517	30,732
Issued in Lieu of Cash Distributions	60,083	4,717	56,435	4,554
Redeemed	(248,411)	(19,478)	(400,841)	(32,891)
Net Increase (Decrease)—Admiral Shares	169,771	13,276	36,111	2,395
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard New Jersey Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $19,395,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NJ Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New Jersey Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New Jersey Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NJ Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New Jersey Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New Jersey Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NJ Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New Jersey Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q140 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $31,000
Fiscal Year Ended November 30, 2020: $32,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.